VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.2%
U.S. Treasury Bonds
3.000%, 8/15/48	$ 8,965	$ 10,970
2.000%, 2/15/50	2,045	2,077
1.375%, 8/15/50	12,745	11,164
1.875%, 2/15/51	7,410	7,331
2.000%, 8/15/51	440	449
U.S. Treasury Notes
0.250%, 11/15/23	1,260	1,250
0.250%, 5/31/25	1,610	1,566
1.125%, 2/15/31	2,565	2,489
1.625%, 5/15/31	900	912
1.250%, 8/15/31	1,170	1,144
Total U.S. Government Securities (Identified Cost $37,713)		39,352

Municipal Bonds—0.4%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	512
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	420
		932

Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	582
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	75
Texas—0.1%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	524
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	188
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	585	566
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	191
		1,469

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	683
Total Municipal Bonds (Identified Cost $3,540)		3,741

Foreign Government Securities—0.4%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	8
RegS 7.650%, 4/21/25(1)(2)	320	19
	Par Value	Value

Foreign Government Securities—continued
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	$ 540	$ 622
Oman Government International Bond 144A 7.375%, 10/28/32(3)	580	676
Republic of Turkey 5.875%, 6/26/31	1,125	998
Republic of Venezuela RegS 8.250%, 10/13/24(1)(2)	40	2
Saudi Arabia Government International Bond 144A 3.250%, 10/22/30(3)	485	521
State of Qatar 144A 4.400%, 4/16/50(3)	615	764
United Mexican States 2.659%, 5/24/31	645	629
Total Foreign Government Securities (Identified Cost $4,743)		4,239

Mortgage-Backed Securities—7.3%
Agency—0.1%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	56	63
Pool #A62213 6.000%, 6/1/37	109	127
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	17	19
Pool #735061 6.000%, 11/1/34	126	143
Pool #880117 5.500%, 4/1/36	3	4
Pool #938574 5.500%, 9/1/36	71	81
Pool #310041 6.500%, 5/1/37	102	121
Pool #909092 6.000%, 9/1/37	7	8
Pool #972569 5.000%, 3/1/38	85	93
Pool #909175 5.500%, 4/1/38	57	65
Pool #929625 5.500%, 6/1/38	74	84
Pool #909220 6.000%, 8/1/38	61	71
		879

Non-Agency—7.2%
ACRES Commercial Realty Corp. 2020-RSO8, A (SOFR30A + 1.264%, Cap N/A, Floor 1.150%) 144A 1.314%, 3/15/35(3)(4)	4	4
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	593	582
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	499	501
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,103
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2015-SFR1, A 144A 3.467%, 4/17/52(3)	$ 943	$ 986
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	359
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	526
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	749
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	780
Angel Oak Mortgage Trust LLC 2020-4, A1 144A 1.469%, 6/25/65(3)(4)	752	751
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	734	730
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(3)(4)	1,026	1,021
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	101	101
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	1,371	1,381
Banc of America Funding Trust
2004-B, 2A1 2.505%, 11/20/34(4)	32	35
2005-1, 1A1 5.500%, 2/25/35	97	101
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	510	518
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	100	102
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	245	250
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.832%, 3/15/37(3)(4)	800	791
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 2/15/29(3)(4)	920	920
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 1/25/24(3)(4)	406	403
BX Commercial Mortgage Trust 2020-BXLP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 12/15/36(3)(4)	380	379
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	1,379	1,419
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	1,221	1,200
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	391	388
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.072%, 5/25/34(4)	126	126
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)(5)	515	514
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	2	2
	Par Value	Value

Non-Agency—continued
2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	$ 509	$ 518
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(3)(4)	118	118
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	171	169
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	491
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	290	285
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	476	476
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	295	301
2018-2, A 144A 4.026%, 11/15/52(3)	372	384
2020-4, A 144A 1.174%, 12/15/52(3)	573	557
2020-3, A 144A 1.358%, 8/15/53(3)	632	615
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.090%, 5/15/36(3)(4)	530	530
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.805%, 4/25/44(3)(4)	12	12
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	525	536
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	367	369
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	209	207
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	128	128
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(4)	539	534
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	875	865
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	64	64
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	684	671
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	629
2021-SFR1, D 144A 2.189%, 8/17/38(3)	880	863
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	125	126
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	32	32
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	35	35
2019-H1, A1 144A 2.657%, 10/25/59(3)(4)	2	2

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-H1, A1 144A 2.310%, 1/25/60(3)(4)	$ 100	$ 101
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	52	52
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.910%, 2/15/38(3)(4)	1,080	1,079
GS Mortgage Securities Trust
2012-ALOH, A 144A 3.551%, 4/10/34(3)	187	187
2020-GC45, AS 3.173%, 2/13/53(4)	565	598
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(3)(4)	345	345
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	500
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	536	517
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(3)(4)	1,115	1,121
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	89	91
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	28	29
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	24	24
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	198	200
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	411	415
2017-1, A2 144A 3.469%, 1/25/47(3)(4)	139	139
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	66	65
2017-5, A1 144A 3.063%, 10/26/48(3)(4)	208	213
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	268	270
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.110%, 12/15/37(3)(4)	652	646
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.910%, 5/15/36(3)(4)	565	564
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	295	296
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(4)	480	478
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.189%, 2/25/55(3)(4)	400	398
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.202%, 4/25/55(3)(4)	180	179
	Par Value	Value

Non-Agency—continued
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(3)(4)	$ 860	$ 882
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	273	280
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	395	406
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	533
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	275	287
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	835	862
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	206	215
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	131	137
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	64	67
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	395	416
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	47	49
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	520	557
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	100	106
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	271	269
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(4)	87	87
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	583	604
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.152%, 5/25/55(3)(4)	120	119
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	506	498
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	105	107
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(4)	671	663
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)(5)	430	431
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	901	898
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	1,115	1,106
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	530	527
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	399	396
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	208	205

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	$ 822	$ 814
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	442
2019-SFR2, A 144A 3.147%, 5/17/36(3)	386	388
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	460
2021-SFR2, D 144A 2.197%, 4/19/38(3)	750	734
2021-SFR6, C 144A 1.855%, 7/17/38(3)	145	142
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	283	283
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	361	365
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	512	508
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	163	164
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	865	855
Sequoia Mortgage Trust 2013-8, B1 3.500%, 6/25/43(4)	85	86
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	203	202
Starwood Mortgage Residential Trust
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	242	239
2020-2, A1 144A 2.718%, 4/25/60(3)(4)	128	129
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	201	201
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	160	163
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	1,080	1,107
2016-4, B1 144A 3.820%, 7/25/56(3)(4)	585	617
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	670	688
2019-1, A1 144A 3.678%, 3/25/58(3)(4)	499	516
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	436
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,330
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	524
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	677
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	1,115	1,109
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	585	591
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,010	1,039
	Par Value	Value

Non-Agency—continued
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	$ 435	$ 444
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	851
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	507
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	510	505
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(4)	620	615
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	348	348
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	404	399
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	789	776
2021-NPL5, A1 144A 1.868%, 8/25/51(3)(4)	281	277
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	315	313
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)(5)	285	285
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	625	621
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	159	160
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	280	283
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	254	253
2021-1R, A1 144A 1.280%, 5/25/56(3)	353	350
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	675	703
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	120	121
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(3)(5)	265	263
		68,336

Total Mortgage-Backed Securities (Identified Cost $69,311)		69,215

Asset-Backed Securities—3.3%
Automobiles—2.0%
American Credit Acceptance Receivables Trust
2019-2, C 144A 3.170%, 6/12/25(3)	148	149
2021-2, C 144A 0.970%, 7/13/27(3)	900	895

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	$ 1,245	$ 1,242
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(3)	575	588
2020-P1, B 0.920%, 11/9/26	775	762
2021-N3, D 1.580%, 6/12/28	585	578
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(3)	545	552
CPS Auto Receivables Trust 2020-C, C 144A 1.710%, 8/17/26(3)	540	543
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(3)	540	541
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	453	456
Exeter Automobile Receivables Trust
2019-2A, C 144A 3.300%, 3/15/24(3)	180	181
2019-4A, C 144A 2.440%, 9/16/24(3)	518	521
2018-4A, D 144A 4.350%, 9/16/24(3)	134	136
2019-1A, D 144A 4.130%, 12/16/24(3)	152	155
First Investors Auto Owner Trust 2021-1A, C 144A 1.170%, 3/15/27(3)	790	781
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	540	543
2020-4, C 144A 1.280%, 2/16/27(3)	965	963
Foursight Capital Automobile Receivables Trust 2019-1, E 144A 4.300%, 9/15/25(3)	745	766
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(3)	745	759
2020-4A, C 144A 1.140%, 11/17/25(3)	930	930
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(3)	14	14
2018-3A, C 144A 4.180%, 7/15/24(3)	612	621
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	669	667
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	355	356
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(3)	550	543
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	1,390	1,392
2021-3, C 0.950%, 9/15/27	880	872
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	544	549
	Par Value	Value

Automobiles—continued
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(3)	$ 127	$ 127
2021-1, C 144A 0.840%, 6/10/26(3)	900	896
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	585	587
		18,665

Credit Card—0.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	720
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	645	646
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(3)(5)	227	227
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(3)	775	778
		2,371

Other—1.0%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	32	32
2019-A, C 144A 4.010%, 7/16/40(3)	720	737
2020-AA, B 144A 2.790%, 7/17/46(3)	755	767
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	533	544
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	289	292
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	430	428
Consumer Loan Underlying Bond Credit Trust 2019-P1, B 144A 3.280%, 7/15/26(3)	118	119
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(3)	69	69
2021-1A, A 144A 1.510%, 11/21/33(3)	420	416
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(3)	290	293
2021-1A, A 144A 1.270%, 5/15/41(3)	573	563
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	520	546
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	555	559
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	252	252
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(3)	77	77
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	804	790

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	$ 588	$ 585
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(3)	121	121
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(3)	54	54
2020-1A, A 144A 1.710%, 2/20/25(3)	277	278
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	131	131
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	287	291
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(3)	900	896
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	346	355
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	490	496
		9,691

Total Asset-Backed Securities (Identified Cost $30,735)		30,727

Corporate Bonds and Notes—9.9%
Communication Services—0.5%
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	460	472
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	290	302
CommScope, Inc.
144A 7.125%, 7/1/28(3)	140	138
144A 4.750%, 9/1/29(3)	345	343
Directv Financing LLC 144A 5.875%, 8/15/27(3)	175	179
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	650	644
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)	80	82
ROBLOX Corp. 144A 3.875%, 5/1/30(3)	85	86
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	487	510
T-Mobile USA, Inc. 3.875%, 4/15/30	865	946
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	445	469
Twitter, Inc. 144A 3.875%, 12/15/27(3)	225	234
Verizon Communications, Inc. 2.550%, 3/21/31	419	423
		4,828

Consumer Discretionary—0.6%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	590	604
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	290	303
	Par Value	Value

Consumer Discretionary—continued
Brunswick Corp. 2.400%, 8/18/31	$ 537	$ 515
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	215	214
Ford Motor Co.
3.250%, 2/12/32	191	196
4.750%, 1/15/43	270	298
Gap, Inc. (The) 144A 3.875%, 10/1/31(3)	335	330
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	275	282
M/I Homes, Inc. 4.950%, 2/1/28	435	452
Marriott International, Inc. Series HH 2.850%, 4/15/31	82	82
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	335	340
PulteGroup, Inc. 6.375%, 5/15/33	780	1,014
Scientific Games International, Inc.
144A 5.000%, 10/15/25(3)	370	381
144A 8.250%, 3/15/26(3)	210	221
144A 7.000%, 5/15/28(3)	80	85
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	540	528
		5,845

Consumer Staples—0.2%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(3)	60	60
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	520	588
BAT Capital Corp. 4.906%, 4/2/30	705	792
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	585	569
		2,009

Energy—1.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	460	467
Boardwalk Pipelines LP 4.950%, 12/15/24	550	596
Cheniere Energy, Inc. 4.625%, 10/15/28	235	250
CrownRock LP
144A 5.625%, 10/15/25(3)	345	353
144A 5.000%, 5/1/29(3)	300	311
DCP Midstream Operating LP 3.250%, 2/15/32	250	252
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	420	430
Energy Transfer LP Series H 6.500% (6)	590	600
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	55	60
144A 6.500%, 7/1/27(3)	65	73
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	788

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
HollyFrontier Corp. 5.875%, 4/1/26	$ 630	$ 706
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	650
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	740	735
Occidental Petroleum Corp.
5.500%, 12/1/25	15	17
6.125%, 1/1/31	360	437
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)(6)	25	—(7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	330	332
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	350	355
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	980	1,280
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	10
Petroleos Mexicanos
6.500%, 3/13/27	350	373
7.690%, 1/23/50	560	540
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	530	573
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	210	230
Southwestern Energy Co. 5.375%, 2/1/29	230	243
Targa Resources Partners LP 5.875%, 4/15/26	430	449
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	91	86
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(3)	315	327
144A 3.875%, 11/1/33(3)	275	289
		11,812

Financials—3.4%
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	588
Ally Financial, Inc. Series B 4.700% (6)	628	652
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	705	737
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	766
Athene Global Funding 144A 2.450%, 8/20/27(3)	775	790
Banco Mercantil del Norte S.A. 144A 6.625% (3)(6)	620	617
Bank of America Corp.
2.687%, 4/22/32	1,725	1,751
2.482%, 9/21/36	750	727
(3 month LIBOR + 0.770%) 0.910%, 2/5/26(4)	640	649
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	710	757
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	554
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	458	447
	Par Value	Value

Financials—continued
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	$ 740	$ 724
Brighthouse Financial, Inc. 5.625%, 5/15/30	648	773
Brookfield Finance, Inc. 2.724%, 4/15/31	1,200	1,211
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	200	212
Capital One Financial Corp. 2.359%, 7/29/32	573	542
Charles Schwab Corp. (The) Series H 4.000% (6)	775	783
Citadel LP 144A 4.875%, 1/15/27(3)	565	602
Citigroup, Inc.
3.200%, 10/21/26	525	556
(3 month LIBOR + 1.250%) 1.464%, 7/1/26(4)	630	645
Coinbase Global, Inc. 144A 3.625%, 10/1/31(3)	600	552
Discover Bank 4.682%, 8/9/28	1,435	1,500
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	784
Fund of National Welfare Samruk-Kazyna JSC 144A 2.000%, 10/28/26(3)	200	197
Icahn Enterprises LP 6.250%, 5/15/26	710	739
Jefferies Group LLC 2.625%, 10/15/31	920	905
JPMorgan Chase & Co. 1.953%, 2/4/32	1,445	1,392
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	490	493
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	600	598
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.172%, 4/20/67(4)	615	527
MetLife, Inc. Series G 3.850% (6)	695	709
Morgan Stanley
3.125%, 7/27/26	1,080	1,144
6.375%, 7/24/42	580	879
Navient Corp. 5.500%, 3/15/29	50	50
OneMain Finance Corp.
6.875%, 3/15/25	330	367
7.125%, 3/15/26	135	154
Prudential Financial, Inc.
5.875%, 9/15/42	285	291
5.625%, 6/15/43	720	749
Santander Holdings USA, Inc. 4.400%, 7/13/27	640	702
Synovus Financial Corp. 5.900%, 2/7/29	300	321
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	890	920
Wells Fargo & Co.
2.393%, 6/2/28	1,310	1,331
Series BB 3.900%(6)	1,155	1,187

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Zions Bancorp NA 3.250%, 10/29/29	$ 405	$ 419
		31,993

Health Care—0.7%
Avantor Funding, Inc. 144A 3.875%, 11/1/29(3)	115	116
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	200	208
Baxter International, Inc. 144A 2.539%, 2/1/32(3)	835	844
DaVita, Inc. 144A 4.625%, 6/1/30(3)	565	578
HCA, Inc. 5.250%, 6/15/49	415	533
Illumina, Inc. 2.550%, 3/23/31	370	370
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(3)	305	307
Molina Healthcare, Inc. 144A 3.875%, 5/15/32(3)	555	558
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(3)	155	154
Option Care Health, Inc. 144A 4.375%, 10/31/29(3)	5	5
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	215	220
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	35	37
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	15	15
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(3)	50	53
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	515	484
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	490	481
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	535	577
Viatris, Inc.
2.300%, 6/22/27	481	484
144A 2.300%, 6/22/27(3)	1	1
		6,025

Industrials—0.8%
American Airlines, Inc. 144A 5.750%, 4/20/29(3)	185	198
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	905	937
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	560	574
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	605
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	580	577
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	610	607
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	35	36
	Par Value	Value

Industrials—continued
GFL Environmental, Inc.
144A 3.750%, 8/1/25(3)	$ 460	$ 465
144A 4.000%, 8/1/28(3)	440	431
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(3)	778	762
Kazakhstan Temir Zholy Finance B.V. 144A 6.950%, 7/10/42(3)	440	586
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	595	617
Standard Industries, Inc. 144A 4.375%, 7/15/30(3)	140	143
TransDigm, Inc. 5.500%, 11/15/27	305	314
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	425	438
Vertiv Group Corp. 144A 4.125%, 11/15/28(3)	565	571
		7,861

Information Technology—0.9%
Broadcom, Inc.
4.150%, 11/15/30	712	790
144A 3.187%, 11/15/36(3)	38	38
CDW LLC 3.569%, 12/1/31	614	639
Citrix Systems, Inc. 3.300%, 3/1/30	975	989
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	60	62
144A 6.500%, 10/15/28(3)	85	89
Dell International LLC 8.100%, 7/15/36	114	173
Flex Ltd. 3.750%, 2/1/26	555	593
HP, Inc. 3.400%, 6/17/30	835	884
Kyndryl Holdings, Inc. 144A 2.700%, 10/15/28(3)	433	419
Leidos, Inc. 2.300%, 2/15/31	800	770
Motorola Solutions, Inc. 4.600%, 5/23/29	265	303
NCR Corp. 144A 5.125%, 4/15/29(3)	350	362
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	580	594
SK Hynix, Inc. 144A 1.500%, 1/19/26(3)	465	455
TD SYNNEX Corp. 144A 2.375%, 8/9/28(3)	905	878
		8,038

Materials—0.6%
Ardagh Metal Packaging Finance USA LLC 144A 4.000%, 9/1/29(3)	200	198
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(3)	610	624
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	430	450

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	$ 570	$ 603
Glatfelter Corp. 144A 4.750%, 11/15/29(3)	280	289
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	750	741
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	635	623
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	870	907
Suzano Austria GmbH 2.500%, 9/15/28	295	285
Teck Resources Ltd. 6.125%, 10/1/35	540	700
		5,420

Real Estate—0.7%
EPR Properties 4.750%, 12/15/26	865	924
GLP Capital LP
5.750%, 6/1/28	655	756
3.250%, 1/15/32	72	72
Kite Realty Group Trust 4.750%, 9/15/30	780	863
MPT Operating Partnership LP
5.000%, 10/15/27	240	251
4.625%, 8/1/29	140	148
3.500%, 3/15/31	525	531
Office Properties Income Trust 4.500%, 2/1/25	555	585
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	870	866
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	760	739
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	510
Service Properties Trust 4.950%, 2/15/27	640	621
		6,866

Utilities—0.2%
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	210	224
Puget Energy, Inc. 2.379%, 6/15/28	453	446
Southern Co. (The) Series 21-A 3.750%, 9/15/51	794	794
Vistra Corp. 144A 8.000% (3)(6)	570	603
		2,067

Total Corporate Bonds and Notes (Identified Cost $90,512)		92,764

	Par Value	Value

Leveraged Loans—3.3%
Aerospace—0.4%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	$ 78	$ 77
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	455	471
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.000%, 6/7/28(4)	582	581
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(4)	550	581
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	585	583
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	600	632
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(4)	671	661
		3,586

Chemicals—0.2%
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.090%, 4/1/24(4)	687	683
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(4)	458	456
Starfruit Finco B.V. (1 month LIBOR + 3.000%) 3.102%, 10/1/25(4)	494	492
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.590%, 5/3/28(4)	483	479
		2,110

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(4)	298	297
Restoration Hardware, Inc. (3 month LIBOR + 2.500%) 3.000%, 10/20/28(4)	285	284
		581

Consumer Non-Durables—0.1%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 3.500%, 9/29/28(4)	570	567
Energy—0.1%
Buckeye Partners LP Tranche B, First Lien (1 month LIBOR + 2.250%) 2.354%, 11/1/26(4)	103	103
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	257	256
DT Midstream, Inc. (3 month LIBOR + 2.000%) 2.500%, 6/26/28(4)	160	159
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 11/17/28(4)	20	20

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	$ 460	$ 457
		995

Financial—0.2%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(4)	284	282
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(4)	307	307
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.104%, 6/15/25(4)	578	574
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.604%, 2/2/28(4)	655	650
		1,813

Food / Tobacco—0.2%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.851%, 1/15/27(4)	93	92
CHG PPC Parent LLC (1 month LIBOR + 3.000%) 3.500%, 12/8/28(4)	155	154
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(4)	594	592
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.102%, 5/1/26(4)	599	597
		1,435

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (2 month LIBOR + 1.750%) 1.864%, 7/1/26(4)	558	554
Gaming / Leisure—0.3%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(4)	286	287
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.854%, 12/23/24(4)	611	607
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(4)	80	80
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.852%, 6/22/26(4)	605	599
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/12/27(4)	274	268
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(4)	294	292
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(4)	162	161
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	$ 384	$ 382
		2,676

Health Care—0.2%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 2.875%, 1/4/26(4)	165	163
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.854%, 11/27/25(4)	93	92
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(4)	46	46
ICU Medical, Inc. Tranche B (3 month SOFR + 2.500%) 0.000%, 12/14/28(4)(8)	70	70
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.974%, 6/11/25(4)	347	346
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.852%, 11/16/25(4)	435	435
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	170	170
Phoenix Newco, Inc. First Lien (3 month LIBOR + 4.000%) 4.500%, 11/15/28(4)	100	100
		1,422

Housing—0.2%
Chariot Buyer LLC (1 month LIBOR + 3.500%) 4.000%, 11/3/28(4)	180	180
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(4)	501	500
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(4)(8)	435	434
Standard Industries, Inc. Tranche B-2 (3 month LIBOR + 2.500%) 3.000%, 9/22/28(4)	448	448
		1,562

Information Technology—0.3%
Applied Systems, Inc.
First Lien (1 month LIBOR + 3.000%) 3.500%, 9/19/24(4)	394	394
Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(4)	54	55
BMC Software 2021 (3 month LIBOR + 3.750%) 3.974%, 10/2/25(4)	548	544
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(4)	430	429
Sophia LP Tranche B (3 month LIBOR + 3.500%) 3.724%, 10/7/27(4)	540	539
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(4)	620	617

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	$ 629	$ 625
		3,203

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	500	500
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	594	592
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26(4)	290	287
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(4)	459	458
		1,837

Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.500%) 2.599%, 9/18/26(4)	451	449
Media / Telecom - Cable/Wireless Video—0.0%
CSC Holdings LLC 2018 (3 month LIBOR + 2.250%) 2.360%, 1/15/26(4)	416	410
Virgin Media Bristol LLC Tranche Q (1 month LIBOR + 3.250%) 3.360%, 1/31/29(4)	70	70
		480

Media / Telecom - Diversified Media—0.0%
Dotdash Meredith, Inc. Tranche B (3 month Term SOFR + 4.000%) 4.500%, 11/23/28(4)	420	420
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(4)	152	150
Cincinnati Bell, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 3.750%, 11/17/28(4)	50	50
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	103	103
		303

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25(4)	617	610
Retail—0.1%
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	609	607
	Par Value	Value

Retail—continued
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	$ 299	$ 299
		906

Service—0.4%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(4)	685	682
APi Group DE, Inc. 2021 (3 month LIBOR + 2.750%) 0.000%, 12/18/28(4)(8)	65	65
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.352%, 2/6/26(4)	734	731
NAB Holdings LLC (3 month LIBOR + 3.000%) 3.500%, 11/23/28(4)	310	308
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	326	326
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	382	381
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.354%, 12/31/25(4)	625	619
Trans Union LLC 2021, Tranche B-6 (3 month LIBOR + 2.250%) 0.000%, 12/1/28(4)(8)	355	354
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(4)	581	577
		4,043

Transportation - Automotive—0.0%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	490	459
Utility—0.1%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(4)	423	421
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	619	614
		1,035

Total Leveraged Loans (Identified Cost $31,052)		31,046

	Shares
Preferred Stocks—0.2%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	304(9)	312
MetLife, Inc. Series D, 5.875%	277(9)	311
Truist Financial Corp. Series Q, 5.100%	680(9)	760
Zions Bancorp NA, 6.950%	6,400	174
		1,557

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Industrials—0.1%
General Electric Co. Series D, 3.533%	725(9)	$ 718
Total Preferred Stocks (Identified Cost $2,076)		2,275

Common Stocks—67.8%
Communication Services—9.9%
Adevinta ASA Class B(10)	162,082	2,159
Ascential plc(10)	740,523	4,033
Auto Trader Group plc	688,962	6,901
Dayamitra Telekomunikasi PT(10)	43,658,000	2,542
Infrastrutture Wireless Italiane SpA	445,557	5,418
MarkLines Co., Ltd.	27,151	652
Meta Platforms, Inc. Class A(10)	87,176	29,322
Netflix, Inc.(10)	29,539	17,795
New Work SE	13,557	3,357
Rightmove plc	701,548	7,549
Tencent Holdings Ltd. Unsponsored ADR	94,598	5,515
Yandex N.V. Class A(10)	37,249	2,254
ZoomInfo Technologies, Inc. Class A(10)	86,207	5,535
		93,032

Consumer Discretionary—11.8%
Airbnb, Inc. Class A(10)	40,878	6,806
Alibaba Group Holding Ltd. Sponsored ADR(10)	39,253	4,663
Allegro.eu S.A.(10)	336,513	3,246
Amazon.com, Inc.(10)	12,038	40,139
Home Depot, Inc. (The)	20,758	8,615
Marriott International, Inc. Class A(10)	36,584	6,045
Max Stock Ltd.	572,792	2,045
MercadoLibre, Inc.(10)	7,898	10,650
Mercari, Inc.(10)	65,700	3,347
NIKE, Inc. Class B	89,677	14,946
Redbubble Ltd.(10)	1,176,280	2,798
Ross Stores, Inc.	58,130	6,643
Vasta Platform Ltd. Class A(10)	215,022	909
		110,852

Consumer Staples—3.1%
BIM Birlesik Magazalar AS	438,033	2,030
Estee Lauder Cos., Inc. (The) Class A	17,933	6,639
Heineken Malaysia Bhd	237,500	1,188
McCormick & Co., Inc. Non-voting Shares	46,229	4,466
Monster Beverage Corp.(10)	72,314	6,945
Procter & Gamble Co. (The)	48,254	7,893
		29,161

Energy—0.5%
Frontera Energy Corp.(10)	1,798	15
Pason Systems, Inc.	498,219	4,545
		4,560

Financials—5.0%
Bank of America Corp.	236,879	10,539
CME Group, Inc. Class A	20,722	4,734
Gruppo Mutuionline SpA	73,090	3,686
Hargreaves Lansdown plc	166,891	3,061
Kaspi.KZ JSC GDR, 144A(3)	42,939	4,981
	Shares	Value

Financials—continued
MarketAxess Holdings, Inc.	16,157	$ 6,645
Mortgage Advice Bureau Holdings Ltd.	186,773	3,666
Nordnet AB publ	159,886	3,072
Progressive Corp. (The)	30,279	3,108
Sabre Insurance Group plc	624,849	1,554
VNV Global AB(10)	169,419	1,963
		47,009

Health Care—3.9%
Danaher Corp.	39,458	12,982
Haw Par Corp., Ltd.	385,700	3,248
HealthEquity, Inc.(10)	44,278	1,959
Nakanishi, Inc.	80,900	1,490
Zoetis, Inc. Class A	71,075	17,344
		37,023

Industrials—8.5%
Boa Vista Servicos S.A.	948,109	1,021
BTS Group AB Class B	16,253	725
CAE, Inc.(10)	155,026	3,911
CoStar Group, Inc.(10)	112,107	8,860
Enento Group Oyj(10)	54,373	2,043
Equifax, Inc.	20,767	6,080
Fair Isaac Corp.(10)	11,904	5,163
Haitian International Holdings Ltd.	1,354,328	3,760
HeadHunter Group plc ADR	166,970	8,531
Knorr-Bremse AG	44,447	4,397
Marel HF	696,971	4,713
Meitec Corp.	46,500	2,737
MTU Aero Engines AG	17,779	3,631
Roper Technologies, Inc.	18,277	8,990
Rotork plc	312,027	1,509
S-1 Corp.	71,730	4,459
Uber Technologies, Inc.(10)	188,227	7,892
Voltronic Power Technology Corp.	27,894	1,558
		79,980

Information Technology—24.2%
Accenture plc Class A	26,406	10,947
Alten S.A.	27,211	4,910
Amphenol Corp. Class A	163,330	14,285
Avalara, Inc.(10)	94,056	12,144
Bill.com Holdings, Inc.(10)	169,802	42,306
Bouvet ASA	398,157	3,413
Brockhaus Technologies AG(10)	52,904	1,379
DocuSign, Inc.(10)	18,536	2,823
Duck Creek Technologies, Inc.(10)	222,879	6,711
FDM Group Holdings plc	139,017	2,394
Fineos Corp., Ltd. CDI(10)	225,034	755
MongoDB, Inc. Class A(10)	10,418	5,515
NVIDIA Corp.	151,132	44,449
Paycom Software, Inc.(10)	45,437	18,865
SimCorp A/S	12,046	1,318
Snowflake, Inc. Class A(10)	23,554	7,979
Trade Desk, Inc. (The) Class A(10)	149,972	13,743
Visa, Inc. Class A	94,600	20,501
Webcash Corp.	37,463	843

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Information Technology—continued
Workday, Inc. Class A(10)	46,887	$ 12,809
		228,089

Materials—0.9%
Corp. Moctezuma SAB de C.V.	620,531	1,985
Ecolab, Inc.	26,763	6,278
		8,263

Total Common Stocks (Identified Cost $293,287)		637,969

Exchange-Traded Fund—0.1%
VanEck High Yield Muni ETF(11)	12,557	784
Total Exchange-Traded Fund (Identified Cost $787)		784

Warrant—0.0%
Financials—0.0%
VNV Global AB(10)	88,478	127
Total Warrant (Identified Cost $—)		127

Total Long-Term Investments—96.9% (Identified Cost $563,756)		912,239

Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	27,743,343	27,743
Total Short-Term Investment (Identified Cost $27,743)		27,743

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)(13)	784,444	784
Total Securities Lending Collateral (Identified Cost $784)		784

TOTAL INVESTMENTS—100.0% (Identified Cost $592,283)		$940,766
Other assets and liabilities, net—0.0%		371
NET ASSETS—100.0%		$941,137
Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CDI	CREST Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average
WaMu	Washington Mutual

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $139,774 or 14.9% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	Amount is less than $500.
(8)	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	All or a portion of security is on loan.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	80%
United Kingdom	3
Germany	1
Brazil	1
Canada	1
Russia	1
China	1
Other	12
Total	100%
† % of total investments as of December 31, 2021.

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$30,727	$—	$30,500	$227
Corporate Bonds and Notes	92,764	—	92,764	—(1)
Foreign Government Securities	4,239	—	4,239	—
Leveraged Loans	31,046	—	31,046	—
Mortgage-Backed Securities	69,215	—	67,722	1,493
Municipal Bonds	3,741	—	3,741	—
U.S. Government Securities	39,352	—	39,352	—
Equity Securities:
Common Stocks	637,969	637,969	—	—
Preferred Stocks	2,275	174	2,101	—
Warrant	127	127	—	—
Securities Lending Collateral	784	784	—	—
Exchange-Traded Fund	784	784	—	—
Money Market Mutual Fund	27,743	27,743	—	—
Total Investments	$940,766	$667,581	$271,465	$1,720

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $4 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $491 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.